Subsequent Event - Additional Information (Detail) $ in Thousands	1 Months Ended
Nov. 30, 2018 USD ($)
Subsequent Event [Member] | Long Running Legal Dispute [Member]
Subsequent Event [Line Items]
Settlement payments	$ 50,000